EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings (Loss) Per Share	Earnings (Loss) Per Share
(a)Basic earnings (loss) per share computation

	Years ended December 31,
	2021	2020
Numerator
Net earnings (loss) from continuing operations attributable to equity holders	$(254.4)	$38.5
Net earnings from discontinued operations attributable to equity holders	$—	$4.1
Net earnings (loss) attributable to equity holders	$(254.4)	$42.6
Denominator (in millions)
Weighted average number of common shares (basic)	476.5	472.6
Basic earnings (loss) from continuing operations per share attributable to equity holders	$(0.53)	$0.08
Basic earnings from discontinued operations per share attributable to equity holders	$—	$0.01
Basic earnings (loss) per share attributable to equity holders	$(0.53)	$0.09
(b)Diluted earnings (loss) per share computation

	Years ended December 31,
	2021	2020
Denominator (in millions)
Weighted average number of common shares (basic)	476.5	472.6
Dilutive effect of options[1]	—	0.4
Dilutive effect of share units[1]	—	5.0
Weighted average number of common shares (diluted)	476.5	478.0
Diluted earnings (loss) from continuing operations per share attributable to equity holders	$(0.53)	$0.08
Diluted earnings from discontinued operations per share attributable to equity holders	$—	$0.01
Diluted earnings (loss) per share attributable to equity holders	$(0.53)	$0.09
1.The impact of outstanding potentially dilutive instruments is excluded from the diluted share calculation for loss per share amounts as they are anti-dilutive.
Equity instruments excluded from the computation of diluted earnings (loss) per share which could be dilutive in the future were as follows:

	Years ended December 31,
(in millions)	2021	2020
Options	5.1	3.3
Share units	6.9	—
	12.0	3.3